AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		$ 4,319	$ 3,105	$ 90,822
Transfers from available-for-sale debt securities to held-to-maturity debt securities		3,687	50,132	55,993
AFS and HTM Debt Securities Textual [Abstract]
Unrealized losses on debt securities transferred from AFS to HTM, before Tax		320	4,500	529
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		0	843	5,198
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	0	2,954
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		4,225	2,051	76,010
Transfers from available-for-sale debt securities to held-to-maturity debt securities		3,687	50,132	41,298
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		94	211	235
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		0	0	9,379
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	0	10,003
Other debt securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Transfers from available-for-sale debt securities to held-to-maturity debt securities		$ 0	$ 0	$ 1,738
Accounting Standards Update 2022-01 [Member] | Fixed rate securities [Member]
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, available-for-sale, fair value, transfer from, held-to-maturity, amount	$ 23,200